Note 31 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade payables and accruals	$ 2,503	$ 1,897
Electricity accrual	888	735
Audit fee	260	273
Shareholders for dividend (Non-controlling interest)	0	208
Other payables	749	1,209
Connemara North - exploration option	0	300
Financial liabilities	4,400	4,622
Production and management bonus accrual - Blanket Mine	899	467
Other employee benefits	657	794
Leave pay	2,410	2,098
Bonus provision	645	0
Accruals	946	683
Non-financial liabilities	5,557	4,042
Total	$ 9,957	$ 8,664